SEGMENT REPORTING (Tables)	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
Schedule of the significant expense categories and consolidated net loss details provided to the CODM
	Six months ended June 30,
	2025	2024

Total revenues	$581,264	453,019

Share-based compensation	(87,603)	(63,166)
Tax benefit (expense) related to share-based compensation	(78)	3,525
Other segment items (*)	(464,585)	(371,985)
Net income	$28,998	$21,393

(*) Other segment expense items included within net income include payroll, financial income, net, advertising and marketing activities, overhead and depreciation, travel and entertainment, income taxes, information technology and communication, sales commissions and other miscellaneous expenses.

Schedule of revenues attributed to geographic areas based on location of end customers
	Six months ended June 30,
	2025	2024
	(Unaudited)
United States	$293,324	$242,075
EMEA	124,902	98,445
United Kingdom	62,300	46,865
Rest of the world	100,738	65,634
Total	$581,264	$453,019

Schedule of property and equipment, net by geographical areas
	As of June 30, 2025	As of December 31, 2024
	(Unaudited)
Israel	$94,257	$72,613
United States	13,467	17,895
United Kingdom	46,953	43,030
Rest of the world	2,168	2,741
Total	$156,845	$136,279